As filed with the Securities and Exchange Commission on February 16, 2011
1933 Act Registration No. 333-143964
1940 Act Registration No. 811-21944

United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 45	☑

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 48	☑
First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)
120 East Liberty Drive
Wheaton, Illinois 60187
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 621-1675
W. Scott Jardine, Esq., Secretary
First Trust Exchange-Traded Fund II
First Trust Advisors L.P.
120 East Liberty Drive
Wheaton, Illinois 60187
(Name and Address of Agent for Service)
Copy to:
Eric F. Fess, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b)

☐	on January 31, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures
Index to Exhibits
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

     This Registration Statement relates solely to First Trust BICK Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust ISE Global Platinum Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund and First Trust STOXX® European Select Dividend Index Fund, each a series of the Registrant.

Signatures
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 16th day of February, 2011.

First Trust Exchange-Traded Fund II
By:	/s/ James A. Bowen
James A. Bowen, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mark R. Bradley	Treasurer and Chief Financial and Accounting Officer	February 16, 2011
Mark R. Bradley

/s/ James A. Bowen	President, Chief Executive Officer, Chairman and Trustee	February 16, 2011
James A. Bowen

Richard E. Erickson*	)
Trustee )
)
Thomas R. Kadlec*	)	By:	/s/ James A. Bowen

Trustee )
)
Robert F. Keith*	)		James A. Bowen
	Trustee )		Attorney-In-Fact
	)		February 16, 2011
Niel B. Nielson*	)
Trustee )
)

*	Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant’s Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.

Index to Exhibits
(101) Risk/return summary in interactive data format